UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
10/31/13 (Unaudited)

REPURCHASE AGREEMENTS (44.1%)(a)
			Principal amount	Value

Interest in $45,000,000 joint tri-party repurchase agreement dated 10/31/13 with BNP Paribas Securities Corp. due 11/1/13 - maturity value of $15,625,069 for an effective yield of 0.16% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.7002% to 7.75% and due dates ranging from 5/1/14 to 9/30/43, valued at $47,250,001)			$15,625,000	$15,625,000

Interest in $74,750,000 joint tri-party repurchase agreement dated 10/31/13 with Credit Suisse Securities (USA), LLC due 11/1/13 - maturity value of $29,900,133 for an effective yield of 0.16% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.35% to 9.81% and due dates ranging from 12/12/13 to 12/15/66, valued at $78,488,332)			29,900,000	29,900,000

Interest in $398,500,000 joint tri-party repurchase agreement dated 10/31/13 with Deutsche Bank Securities, Inc. due 11/1/13 - maturity value of $90,761,303 for an effective yield of 0.12% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 4.50% and due dates ranging from 12/1/25 to 6/1/43, valued at $406,470,000)			90,761,000	90,761,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 10/31/13 with Goldman Sachs & Co. due 11/1/13 - maturity value of $90,000,275 for an effective yield of 0.11% (collateralized by various mortgage backed securities with coupon rates ranging from zero % to 5.25% and due dates ranging from 1/2/14 to 3/27/23, valued at $204,000,736)			90,000,000	90,000,000

Interest in $314,134,000 joint tri-party repurchase agreement dated 10/31/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 11/1/13 - maturity value of $90,000,250 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 0.888% to 11.50% and due dates ranging from 12/1/13 to 9/1/47, valued at $320,416,680)			90,000,000	90,000,000

Interest in $59,500,000 joint tri-party term repurchase agreement dated 10/11/13 with Bank of Nova Scotia due 1/14/14 - maturity value of $46,513,498 for an effective yield of 0.11% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.25% to 6.50% and due dates ranging from 8/31/14 to 1/15/29, valued at $60,693,899) (IR)			46,500,000	46,500,000

Interest in $255,000,000 joint tri-party term repurchase agreement dated 10/30/13 with Barclays Capital, Inc. due 11/6/13 - maturity value of $135,001,575 for an effective yield of 0.06% (collateralized by various mortgage backed securities with coupon rates ranging from 1.353% to 6.06% and due dates ranging from 7/1/19 to 6/1/43, valued at $260,100,000)			135,000,000	135,000,000

Interest in $255,000,000 joint tri-party term repurchase agreement dated 10/30/13 with Citigroup Global Markets, Inc./Salomon Brothers due 11/6/13 - maturity value of $135,001,838 for an effective yield of 0.07% (collateralized by various mortgage backed securities with coupon rates ranging from 2.17% to 6.195% and due dates ranging from 12/1/24 to 6/15/48, valued at $260,100,001)			135,000,000	135,000,000

Interest in $34,300,000 joint tri-party term repurchase agreement dated 10/30/13 with JPMorgan Securities, Inc. due 11/6/13 - maturity value of $18,200,212 for an effective yield of 0.06% (collateralized by various mortgage backed securities with coupon rates ranging from 2.00% to 8.00% and due dates ranging from 4/1/17 to 1/1/48, valued at $34,986,601)			18,200,000	18,200,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 10/29/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 11/5/13 - maturity value of $53,700,627 for an effective yield of 0.06% (collateralized by various mortgage backed securities with coupon rates ranging from 1.817% to 6.50% and due dates ranging from 12/1/16 to 10/1/43, valued at $102,000,000)			53,700,000	53,700,000

Interest in $59,500,000 joint tri-party term repurchase agreement dated 10/11/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 1/13/14 - maturity value of $46,516,998 for an effective yield of 0.14% (collateralized by various mortgage backed securities with coupon rates ranging from 2.44% to 6.00% and due dates ranging from 3/1/18 to 10/01/43, valued at $60,690,000) (IR)			46,500,000	46,500,000

Interest in $70,500,000 joint tri-party term repurchase agreement dated 9/4/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 12/3/13 - maturity value of $46,008,050 for an effective yield of 0.07% (collateralized by various mortgage backed securities with coupon rates ranging from 2.183% to 6.50% and due dates ranging from 3/1/18 to 11/1/43 valued at $71,910,000) (IR)			46,000,000	46,000,000

Interest in $65,000,000 joint tri-party term repurchase agreement dated 9/19/13 with RBC Capital Markets, LLC due 2/19/14 - maturity value of $46,015,640 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from 2.506% to 4.50% and due dates ranging from 3/1/41 to 11/1/43, valued at $66,306,336) (IR)			46,000,000	46,000,000

Interest in $76,000,000 joint tri-party term repurchase agreement dated 8/28/13 with RBC Capital Markets, LLC due 11/26/13 - maturity value of $56,709,923 for an effective yield of 0.07% (collateralized by various mortgage backed securities with coupon rates ranging from 2.10% to 4.50% and due dates ranging from 3/1/41 to 11/1/43, valued at $77,529,798) (IR)			56,700,000	56,700,000

Interest in $75,000,000 tri-party repurchase agreement dated 10/31/13 with Barclays Capital, Inc. due 11/1/13 - maturity value of $75,000,167 for an effective yield of 0.08% (collateralized by a U.S. Treasury note with a coupon rate of 0.625% and a due date of 7/15/16, valued at $76,500,092)			75,000,000	75,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 10/31/13 with Credit Suisse Securities (USA), LLC due 11/1/13 - maturity value of $50,000,111 for an effective yield of 0.08% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 1.875% and due dates ranging from 6/30/15 to 2/28/17, valued at $51,004,439)			50,000,000	50,000,000

Interest in $25,000,000 tri-party term repurchase agreement dated 9/9/13 with Deutsche Bank Securities, Inc. due 12/9/13 - maturity value of $25,004,424 for an effective yield of 0.07% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 6.00% and due dates ranging from 8/01/27 to 9/01/43, valued at $25,500,000) (IR)			25,000,000	25,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 10/31/13 with JPMorgan Securities, Inc. due 11/1/13 - maturity value of $50,000,125 for an effective yield of 0.09% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.125% to 1.375% and due dates ranging from 1/15/20 to 7/15/22, valued at $51,004,310)			50,000,000	50,000,000

Total repurchase agreements (cost $1,099,886,000)				$1,099,886,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank unsec. discount notes	0.165	12/2/13	$8,000,000	$7,999,792

Federal Farm Credit Bank unsec. discount notes	0.150	12/4/13	20,000,000	19,999,460

Federal Farm Credit Bank unsec. discount notes	0.142	11/21/13	30,000,000	29,999,670

Federal Farm Credit Bank unsec. discount notes	0.130	11/20/13	30,000,000	29,999,670

Federal Farm Credit Bank unsec. discount notes	0.120	12/13/13	8,500,000	8,499,703

Federal Farm Credit Bank unsec. discount notes	0.020	11/4/13	25,750,000	25,749,949

Federal Home Loan Bank unsec. discount notes	0.150	2/10/14	26,000,000	25,997,088

Federal Home Loan Bank unsec. discount notes	0.138	12/27/13	41,078,000	41,076,069

Federal Home Loan Bank unsec. discount notes	0.130	12/18/13	10,500,000	10,499,591

Federal Home Loan Bank unsec. discount notes	0.100	11/20/13	9,000,000	8,999,901

Federal Home Loan Mortgage Corp. unsec. discount notes	0.145	1/13/14	39,575,000	39,572,586

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	11/18/13	6,500,000	6,499,942

Federal Home Loan Mortgage Corp. unsec. discount notes	0.060	2/24/14	8,310,000	8,308,936

Federal National Mortgage Association unsec. discount notes	0.144	11/1/13	17,500,000	17,500,000

Federal National Mortgage Association unsec. discount notes	0.135	2/3/14	16,000,000	15,998,336

Federal National Mortgage Association unsec. discount notes	0.130	2/13/14	26,750,000	26,746,897

Federal National Mortgage Association unsec. discount notes	0.125	12/2/13	30,000,000	29,999,220

Federal National Mortgage Association unsec. discount notes	0.100	1/8/14	32,000,000	31,998,176

Federal National Mortgage Association unsec. discount notes	0.100	11/20/13	52,728,000	52,727,420

Federal National Mortgage Association unsec. discount notes	0.093	2/12/14	25,000,000	24,997,150

Federal National Mortgage Association unsec. discount notes	0.075	11/13/13	25,000,000	24,999,822

Total U.S. government agency obligations (cost $488,110,906)				$488,169,378

COMMERCIAL PAPER (14.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Barclays Bank PLC CCP 144A Ser. 10-1 (United Kingdom)	0.180	11/13/13	$11,000,000	$10,999,583

BPCE SA (France)	0.175	12/5/13	12,000,000	11,998,216

Canada (Government of) (Canada)	0.170	12/2/13	20,000,000	19,999,414

Chevron Corp.	0.170	12/9/13	10,750,000	10,748,533

Coca-Cola Co. (The)	0.080	12/6/13	5,400,000	5,399,633

COFCO Capital Corp.	0.200	11/21/13	9,200,000	9,199,303

Commonwealth Bank of Australia (Australia)	0.180	1/13/14	24,500,000	24,493,503

ENI Finance USA, Inc.	0.250	11/1/13	10,750,000	10,749,896

Export Development Canada (Canada)	0.150	11/21/13	8,800,000	8,799,846

Export Development Canada (Canada)	0.130	2/18/14	12,000,000	11,996,700

General Electric Capital Corp.	0.100	1/21/14	24,000,000	23,995,135

HSBC USA, Inc. (United Kingdom)	0.170	1/8/14	25,000,000	24,992,525

ICICI Bank, Ltd./Bahrain (Bahrain)	0.180	12/17/13	10,500,000	10,497,258

ICICI Bank, Ltd./Hong Kong (Hong Kong)	0.180	12/17/13	11,000,000	10,998,090

ICICI Bank, Ltd./New York, NY	0.250	11/7/13	12,575,000	12,574,658

JPMorgan Chase & Co.	0.200	12/12/13	3,500,000	3,499,567

Marriott International, Inc./DE	0.280	11/29/13	11,750,000	11,747,652

Nestle Capital Corp. 144A	0.100	11/15/13	20,000,000	19,999,750

Nordea Bank AB (Sweden)	0.155	12/16/13	21,500,000	21,496,401

Roche Holdings, Inc. (Switzerland)	0.070	12/11/13	10,500,000	10,499,286

Spectra Energy Partners, LP	0.380	11/1/13	12,000,000	11,999,906

State Street Corp.	0.160	12/5/13	10,210,000	10,208,878

State Street Corp.	0.130	1/8/14	15,000,000	14,994,653

Toyota Motor Credit Corp.	0.140	12/19/13	22,000,000	21,996,916

Wal-Mart Stores, Inc.	0.100	12/3/13	20,730,000	20,729,353

Total commercial paper (cost $354,602,470)				$354,614,655

ASSET-BACKED COMMERCIAL PAPER (10.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.150	11/18/13	$12,400,000	$12,399,163

Bedford Row Funding Corp.	0.160	2/10/14	5,000,000	4,997,195

CHARTA, LLC	0.120	11/1/13	10,000,000	9,999,956

CRC Funding, LLC	0.150	11/19/13	13,125,000	13,123,428

Fairway Finance, LLC (Canada)	0.150	11/20/13	7,000,000	6,999,463

Gotham Funding Corp. (Japan)	0.180	12/3/13	21,170,000	21,166,661

Gotham Funding Corp. (Japan)	0.150	12/5/13	4,000,000	3,999,327

Liberty Street Funding, LLC (Canada)	0.170	11/12/13	26,000,000	25,998,760

Manhattan Asset Funding Co., LLC (Japan)	0.180	1/21/14	21,000,000	20,990,002

Manhattan Asset Funding Co., LLC (Japan)	0.150	11/19/13	6,000,000	5,999,503

MetLife Short Term Funding, LLC	0.120	12/9/13	13,000,000	12,997,943

MetLife Short Term Funding, LLC	0.110	11/12/13	9,000,000	8,999,661

Northern Pines Funding, LLC (Germany)	0.140	11/14/13	2,400,000	2,399,890

Northern Pines Funding, LLC (Germany)	0.140	11/7/13	11,125,000	11,124,784

Old Line Funding, LLC	0.190	12/13/13	13,200,000	13,197,966

Old Line Funding, LLC 144A	0.190	1/10/14	13,500,000	13,498,003

Regency Markets No. 1, LLC	0.200	11/15/13	24,000,000	23,998,500

Straight-A Funding, LLC	0.120	11/7/13	23,848,000	23,847,721

Working Capital Management Co. (Japan)	0.170	12/3/13	3,000,000	2,999,582

Working Capital Management Co. (Japan)	0.170	11/13/13	5,000,000	4,999,775

Working Capital Management Co. (Japan)	0.160	11/1/13	5,300,000	5,299,984

Total asset-backed commercial paper (cost $249,035,749)				$249,037,267

U.S. TREASURY OBLIGATIONS (3.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.137	6/26/14	$13,500,000	$13,494,006

U.S. Treasury Bills	0.135	8/21/14	27,250,000	27,232,805

U.S. Treasury Bills	0.134	8/21/14	25,000,000	24,984,225

U.S. Treasury Notes(k)	2.250	5/31/14	30,355,000	30,730,139

Total U.S. treasury obligations (cost $96,407,374)				$96,441,175

TIME DEPOSITS (2.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.090	11/1/13	$24,000,000	$24,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.080	11/1/13	24,000,000	24,000,000

Societe Generale/Cayman Islands (Cayman Islands)	0.080	11/1/13	24,000,000	24,000,000

Total time deposits (cost $72,000,000)				$72,000,000

CERTIFICATES OF DEPOSIT (2.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL (Canada)	0.160	12/23/13	$15,000,000	$15,000,882

DnB Bank ASA/New York (Norway)	0.150	1/30/14	27,000,000	26,998,637

Svenska Handelsbanken/New York, NY (Sweden)	0.165	12/19/13	23,000,000	23,000,469

Total certificates of deposit (cost $65,000,000)				$64,999,988

MUNICIPAL BONDS AND NOTES (2.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Board of Regents of University of Texas System Commercial Paper, Ser. B	0.110	12/16/13	$8,500,000	$8,500,000

Catholic Health Initiatives Commercial Paper, Ser. A	0.160	11/18/13	12,000,000	11,999,430

Johns Hopkins University Commercial Paper, Ser. B	0.100	12/5/13	9,839,000	9,839,000

Yale University Commercial Paper	0.100	11/6/13	29,800,000	29,799,651

Total municipal bonds and notes (cost $60,137,679)				$60,138,081

CORPORATE BONDS AND NOTES (0.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN notes Ser. MTN (Canada)	0.715	11/1/13	$21,000,000	$21,000,000

Total corporate bonds and notes (cost $21,000,000)				$21,000,000

TOTAL INVESTMENTS

Total investments (cost $2,506,180,178)(b)				$2,506,286,544

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,492,826,489.
(b)	The aggregate identified cost on a tax basis is $2,506,180,178, resulting in gross unrealized appreciation and depreciation of $113,230 and $6,864, respectively, or net unrealized appreciation of $106,366.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$249,037,267	$—
Certificates of deposit	—	64,999,988	—
Commercial paper	—	354,614,655	—
Corporate bonds and notes	—	21,000,000	—
Municipal bonds and notes	—	60,138,081	—
Repurchase agreements	—	1,099,886,000	—
Time deposits	—	72,000,000	—
U.S. government agency obligations	—	488,169,378	—
U.S. treasury obligations	—	96,441,175	—

Totals by level	$—	$2,506,286,544	$—

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
Offsetting of financial and derivative assets and liabilities

				Citigroup
			BNP Paribas Global Markets,		Credit Suisse			JPMorgan	Merrill Lynch,
	Bank of Nova	Barclays	Securities	Inc./Salomon	Securities	Deutsche Bank	Goldman	Securities,	Pierce, Fenner	RBC Capital
	Scotia	Capital, Inc.	Corp.	Brothers	(USA), LLC	Securities Inc.	Sachs & Co.	Inc.	and Smith Inc.	Markets, LLC	Total

Assets:
Repurchase agreements	$46,500,000	$210,000,000	$15,625,000	$135,000,000	$79,900,000	$115,761,000	$90,000,000	$68,200,000	$236,200,000	$102,700,000	$1,099,886,000

Total Assets	$46,500,000	$210,000,000	$15,625,000	$135,000,000	$79,900,000	$115,761,000	$90,000,000	$68,200,000	$236,200,000	$102,700,000	$1,099,886,000

Liabilities:

Total Liabilities	$--	$--	$--	$--	$--	$--	$--	$--	$--	$--	$--

Total Financial and Derivative Net Assets	$46,500,000	$210,000,000	$15,625,000	$135,000,000	$79,900,000	$115,761,000	$90,000,000	$68,200,000	$236,200,000	$102,700,000	$1,099,886,000
Total collateral received (pledged)##†	$--	$--	$--	$--	$--	$--	$--	$--	$--	$--	$--
Net amount	$46,500,000	$210,000,000	$15,625,000	$135,000,000	$79,900,000	$115,761,000	$90,000,000	$68,200,000	$236,200,000	$102,700,000	$1,099,886,000
## Any over-collateralization of total financial and derivative net assets is not shown.
† Additional collateral may be required from certain brokers based on individual agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013